Consolidated Statements of Financial Position - CAD ($)	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 413,025	$ 221,188
Guaranteed investment certificate	17,250	17,250
Sales taxes recoverable	46,795	25,867
Prepaid expenses and deposits	123,233	93,363
Contract asset	35,374	35,374
Total current assets	635,677	393,042
Non-current assets
Contract Asset	160,103	195,475
Equipment	2,438	3,277
Total assets	798,218	591,794
Current liabilities
Accounts payable and accrued liabilities	1,029,726	708,563
Contract liability	353,735	353,735
Preference shares	689,290	611,386
Total current liabilities	2,072,751	1,673,684
Non-current liabilities
CEBA loan payable	40,956	34,255
Deferred government grant income	5,636	8,454
Put liability	1,370,038	1,113,853
Contract liability	1,601,010	1,954,746
Royalty payable	1,623,088	2,649,181
Total liabilities	6,713,479	7,434,173
Shareholders' deficit
Common shares	31,661,019	30,291,486
Contributed surplus	5,398,590	5,097,777
Accumulated deficit	(42,974,870)	(42,231,642)
Total shareholders' deficiency	(5,915,261)	(6,842,379)
Total liabilities and shareholders' deficiency	$ 798,218	$ 591,794